MAJOR CUSTOMERS (Summary of Accounts Receivable) (Details) (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration of credit risk	80.00%	74.00%
Customer B [Memeber]
Concentration Risk [Line Items]
Concentration of credit risk	33.00%	18.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration of credit risk		15.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk		13.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.00%	16.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration of credit risk
Customer G [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.00%	12.00%
Customer H [Member]
Concentration Risk [Line Items]
Concentration of credit risk	13.00%
Customer L [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.00%